Cost of Revenues (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Cost of Revenues [Abstract]
Revenue sharing fees	$ 30,957		192,076		249,797		263,518
Content and operational costs	60,689		376,555		277,038		227,934
Bandwidth costs	13,415		83,233		76,583		67,721
Sales taxes and surcharges	20,915		129,768		92,937		72,126
Total	$ 125,976	[1]	781,632	[1]	696,355	[1]	631,299	[1]

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2012 2013 2014 2014 RMB RMB RMB US$ Net advertising revenues 35,438 45,127 55,565 8,956 Paid service revenues 429,125 413,407 291,610 46,999 Cost of revenues (67,481) (76,491) (45,917) (7,401) Sales and marketing expenses (916) (1,040) (1,246) (201) General and administrative expenses (646) (404) (354) (57)